CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of Capital Management [Abstract]
Total partnership capital	$ 29,649	$ 29,775	$ 29,853	$ 30,109	$ 32,623	$ 34,016
Non-controlling interest - in operating subsidiaries	(20,909)		(20,568)
Deficit	6,284		5,674
Accumulated other comprehensive income	(1,505)		(1,335)
Ownership changes	(653)		(653)
Invested Capital	$ 12,866	$ 12,973	$ 12,971	$ 13,038	$ 13,035	$ 13,032